Loans - Additional Information (Detail) $ in Millions								12 Months Ended
		Feb. 11, 2021 USD ($)	Jan. 07, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jul. 02, 2020 USD ($)	Mar. 23, 2016 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($)	Feb. 12, 2021 USD ($)	Aug. 31, 2020 USD ($)	Apr. 28, 2017 USD ($)
Disclosure of detailed information about loans [line items]
GainLossesFrom from debt exchange	[1]							$ 1,855	$ (2,097)
Negotiable Obligations [member]
Disclosure of detailed information about loans [line items]
Percentage of discounted present value of the remaining cash flows								10.00%
GainLossesFrom from debt exchange								$ 1,855	$ 2,097
Negotiable Obligations [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity		2021
Negotiable Obligations [member] | Debt Exchange [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Percentage of outstanding loan principal			50.00%
Percentage of outstanding capital stock			50.00%
Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Refinancing percentage		60.00%
Negotiable Obligations [member] | Debt Exchange authorized payment by BCRA [Member] | Class VIII [Member]
Disclosure of detailed information about loans [line items]
Principal value		$ 9,000,000
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Principal value											$ 775,800,000
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value										$ 575,600,000
Negotiable Obligations [member] | Major Issuance Of Negotiable Obligations [Member] | Class XVII [Member]
Disclosure of detailed information about loans [line items]
Principal value											747,800,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Principal value											247,300,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XIII [Member]
Disclosure of detailed information about loans [line items]
Principal value											201,700,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XXXIX [Member]
Disclosure of detailed information about loans [line items]
Principal value											368,200,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class LIII [Member]
Disclosure of detailed information about loans [line items]
Principal value											190,700,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class I [Member]
Disclosure of detailed information about loans [line items]
Principal value											101,000,000.0
Negotiable Obligations [member] | Major Debt Swap [Member] | Class LIV [Member]
Disclosure of detailed information about loans [line items]
Principal value											213,400,000
Negotiable Obligations [member] | Major Debt Swap [Member] | Class XXVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value											$ 656,400,000
ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Payment of cash for debt note exchange				$ 90,000,000	$ 125
Notes and debentures issued					1,000							$ 542,800,000
ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity				58.73
Notional amount				$ 587,300,000
currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity						2025
Notional amount						$ 950,000,000
Payment of cash for debt note exchange						100
currency US [Member] | ClassXLVII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, maturity							2021
Notional amount							$ 1,000,000,000
Notes and debentures issued						$ 1,000
Frequent Issuer regime [member]
Disclosure of detailed information about loans [line items]
Principal value			$ 6,500,000,000
Top of range [member] | Negotiable Obligations [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate			9.00%
Top of range [member] | Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans		59.80%
Top of range [member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Notional amount					$ 925,000,000
Top of range [member] | currency US [Member] | ClassXIII NO [Member]
Disclosure of detailed information about loans [line items]
Borrowings, interest rate						8.50%
Top of range [member] | Medium Term Notes [member]
Disclosure of detailed information about loans [line items]
Notes and debentures issued													$ 10,000,000,000
Bottom of range [member] | Negotiable Obligations [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate			1.50%
Bottom of range [member] | Negotiable Obligations [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans		32.00%

[1]	See Note 21.